DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS

Current liabilities

	March 31, 2026	December 31, 2025
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Total current liabilities of discontinued operations	$1,034,811	$1,034,811

The results of operations of this component, for all periods, are separately reported as “discontinued operations”. A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the Consolidated Statements of Operations for the years ended December 31, 2025, and 2024 are summarized below:

	Year ended December 31,
	2025	2024
Revenues	$-	$3,573
Cost of goods sold	-	-
Gross profit	-	3,573
Operating expenses	-	-
Income from discontinued operations	$-	$3,573

Current liabilities

	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Total current liabilities of discontinued operations	$1,034,811	$1,034,811